Subsequent Events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 20: — SUBSEQUENT EVENTS

Subsequent to March 31, 2019, the Company received final approvals from the FDA for three additional ANDAs:
Minoxidil Topical Aerosol, 5% (For Women), Clobazam Oral Suspension, 2.5 mg/mL and Naftifine Hydrochloride Gel USP, 2% in April 2019.  The Company currently has a total of twenty-seven ANDAs awaiting FDA approval, including eight tentative approvals.

As of April 1, 2019, Taro Canada’s functional currency changed to the USD.  The change was accounted for currently and prospectively from the date of the change in accordance with FASB ASC Topic 830, “Foreign Currency Matters.”  The translated balances of monetary and nonmonetary assets and liabilities recorded in Taro Canada’s financial statements as of the end of the prior reporting period became the new accounting basis for those assets and liabilities in the period of the change.  To the extent the entity has monetary assets and liabilities denominated in the old functional currency, such balances will create transactional gains and losses subsequent to the change in functional currency. The balance recorded in the currency translation adjustment account for prior periods is not reversed upon the change in functional currency. The exchange rate on the date of the change becomes the historical rate for subsequent re-measurement of nonmonetary assets and liabilities into the new functional currency.

In April 2019, the Company entered into a conditional settlement with the Israeli Ministry of Environmental Protection (the “MoEP”) and submitted it to the Haifa Magistrate’s Court.  The conditional settlement concerns the Company’s two current and one former employees’ non-compliance with the performance obligations of periodic sampling of emissions from the facility's stacks between 2010 and 2013.  The conditional settlement is pending the Haifa Magistrate Court’s final approval.

On May 10, 2019, a complaint was filed by forty-four (44) State Attorneys’ Generals naming Taro U.S.A. and a former employee of its commercial team as defendants with respect to additional pharmaceutical products, including Adapalene, Carbamazepine, Clomipramine, Clotrimazole, Enalapril, Epitol, Etodolac, Fluocinonide, Ketoconazole, Nortriptyline, and Warfarin.  The complaint generally alleges that the Taro U.S.A. has conspired with competitors to fix prices as to these products and also alleges an industry-wide conspiracy.